Transactions with associates companies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions with associates companies [Abstract]
Disclosure of detailed information of transactions with associates companies [Text Block]
(a)	The Group has carried out the following transactions with its associates in the years 2018, 2017 and 2016:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Revenues from:
Royalties	20,385	20,739	24,339

Revenues from sale of:
Energy	3,002	2,137	1,679
Mineral	1,321	1,414	1,271
Mining concessions, property, plant and equipment	30	336	-
Supplies	27	4	1

Purchase of:
Supplies	44	27	21

Services rendered to:
Services of energy transmission	393	559	-
Engineering services	348	1,119	1,001
Operation and maintenance services	290	593	1,247
Administrative and Management services	214	149	200
Constructions services	-	1,332	1,152

Dividends received and collected from:
Sociedad Minera Cerro Verde S.A.A.	39,169	-	-
Compañía Minera Coimolache S.A.	7,623	9,823	11,390
Minera Yanacocha S.R.L.	-	-	130,950

Loans collected to:
Sociedad Minera Cerro Verde S.A.A.	-	124,800	-

Interest income:
Transportadora Callao S.A.	92	-	-
Sociedad Minera Cerro Verde S.A.A.	-	1,685	4,161
Compañía Minera Coimolache S.A.	-	-	3

Dividends paid to non-controlling shareholders:
Newmont Peru Limited - Sucursal del Perú	5,560	6,036	7,400

Disclosure Detailed information of accounts receivable and payable fromto associates [Text Block]
(b)	As a result of the transactions indicated in the paragraph (a), the Group had the following accounts receivable and payable from/to associates:

	2018	2017
	US$(000)	US$(000)

Trade and other receivables
Minera Yanacocha S.R.L.	6,791	6,740
Compañía Minera Coimolache S.A.	386	592
Sociedad Minera Cerro Verde S.A.A.	-	16
	7,177	7,348
Other receivables
Transportadora Callao S.A. (e)	2,471	-
Compañía Minera Coimolache S.A.	1,234	732
	3,705	732
	10,882	8,080

Trade and other payables
Compañía Minera Coimolache S.A.	36	15

Other payables
Compañía Minera Coimolache S.A.	-	42
Other	20	20
	20	62
	56	77

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
The Group’s key executives’ compensation (including the related income taxes assumed by the Group) for the years 2018 and 2017 are presented below:

	2018	2017
	US$(000)	US$(000)

Accounts payable:
Directors’ remuneration	2,192	1,641
Salaries	1,057	1,257
Directors’ compensations	2,628	1,200
Provision for bonus to officers	6,345	1,899

Total	12,222	5,997

Disbursements:
Salaries	12,908	10,530